Annual Fund Operating Expenses - Xtrackers Municipal Infrastructure Revenue Bond ETF - Xtrackers Municipal Infrastructure Revenue Bond ETF	Oct. 01, 2021
Operating Expenses:
Management fee	0.15%
Other Expenses	none
Total annual fund operating expenses	0.15%